JOHN HANCOCK

                                  Income Funds

                                     [LOGO]

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Prospectus
May 1, 1998*

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
 o are not bank deposits
 o are not federally insured
 o are not endorsed by any bank or
   government agency
 o are not guaranteed to achieve
   their goal(s)

Some of these funds may invest up to 100% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


*October 1, 1997 for Sovereign Bond Fund


Government Income Fund

High Yield Bond Fund

Intermediate Maturity
Government Fund

Sovereign Bond Fund

Sovereign U.S. Government Income Fund

Strategic Income Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

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A fund-by-fund look at goals,                 Government Income Fund                         4
strategies, risks, expenses and
financial history.                            High Yield Bond Fund                           6

                                              Intermediate Maturity Government Fund          8

                                              Sovereign Bond Fund                           10

                                              Sovereign U.S. Government Income Fund         12

                                              Strategic Income Fund                         14


Policies and instructions for opening,        Your account
maintaining and closing an account
in any income fund.                           Choosing a share class                        16

                                              How sales charges are calculated              16

                                              Sales charge reductions and waivers           17

                                              Opening an account                            18

                                              Buying shares                                 19

                                              Selling shares                                20

                                              Transaction policies                          22

                                              Dividends and account policies                22

                                              Additional investor services                  23


Details that apply to the income              Fund details
funds as a group.
                                              Business structure                            24

                                              Sales compensation                            25

                                              More about risk                               27


                                              For more information                  back cover

Overview

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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip Art] Risk factors The major risk factors associated with the fund.

[Clip Art] Portfolio management The individual or group designated by the investment adviser to handle the fund's day-to-day management.

[Clip Art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE INCOME FUNDS

John Hancock income funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o are seeking a regular stream of income

o are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility

o want to diversify their portfolios

o are seeking a mutual fund for the income portion of an asset allocation portfolio

o are retired or nearing retirement

Income funds may NOT be appropriate if you:

o are investing for maximum return over a long time horizon

o require absolute stability of your principal

THE MANAGEMENT FIRM


All John Hancock income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

Government Income Fund
REGISTRANT NAME:
JOHN HANCOCK BOND TRUST      TICKER SYMBOL      CLASS A: JHGIX    CLASS B: TSGIX
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GOAL AND STRATEGY

[Clip Art] The fund seeks to earn a high level of current income consistent with preservation of capital. To pursue this goal, the fund invests primarily in U.S. Government and agency securities of any maturity, as described below. Stability of share price is a secondary goal.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries, mortgage-backed securities such as Ginnie Maes, Freddie Macs and Fannie Maes, and repurchase agreements and forward commitments involving these securities.

For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities, U.S. dollar-denominated foreign government securities and derivative and leveraged investments, and may engage in other investment practices. Investments in asset-backed and foreign government securities must be in the two highest and four highest rating categories, respectively, or if unrated, be of comparable quality. Up to 10% of assets may be invested in foreign government bonds rated BB/Ba or B (junk bonds).

RISK FACTORS

[Clip Art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

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INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

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 Shareholder transaction expenses                           Class A      Class B
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Maximum sales charge imposed on purchases
(as a percentage of offering price)                         4.50%        none

Maximum sales charge imposed on reinvested dividends        none         none

Maximum deferred sales charge                               none(1)      5.00%

Redemption fee(2)                                           none         none

Exchange fee                                                none         none

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 Annual fund operating expenses (as a % of average net assets)
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Management fee                                              0.63%        0.63%

12b-1 fee(3)                                                0.25%        1.00%

Other expenses                                              0.25%        0.25%

Total fund operating expenses                               1.13%        1.88%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

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 Share class                       Year 1    Year 3     Year 5       Year 10
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 Class A shares                     $56      $79        $104         $176

 Class B shares

  Assuming redemption
  at end of period                  $69      $89        $122         $200

  Assuming no redemption            $19      $59        $102         $200

 This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  GOVERNMENT INCOME FUND

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FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following table was represented by a bar graph in the printed materials.]


Volatility, as indicated by Class B
year-by-year total investment
return (%)                           2.40(6)   10.22  3.71   14.38  8.81(7)  9.86(7)  (6.42)(7)  14.49(7)  3.84  2.02(6)  6.25(6,13)
(scale varies from fund to fund)

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 Class A - period ended:                                                                 10/94(1)          10/95(2)        10/96
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 Per share operating performance
 Net asset value ("NAV"), beginning of period                                             $8.85             $8.75          $9.32
 Net investment income (loss)                                                              0.06              0.72           0.65(4)
 Net realized and unrealized gain (loss) on investments                                   (0.10)             0.57          (0.25)
 Total from investment operations                                                         (0.04)             1.29           0.40
 Less distributions:
    Dividends from net investment income                                                  (0.06)            (0.72)         (0.65)
 NAV, end of period                                                                       $8.75             $9.32          $9.07
 Total investment return at NAV(5) (%)                                                    (0.45)(6)         15.32(7)        4.49
 Total adjusted investment return at NAV(5) (%)                                           (0.46)(6)         15.28             --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                               223           470,569        396,323
 Ratio of expenses to average net assets(7) (%)                                            0.12(6)           1.19           1.17
 Ratio of net investment income (loss) to average net assets(7) (%)                        0.71(6)           7.38           7.10
 Portfolio turnover rate (%)                                                                 92               102(9)         106
 Debt outstanding at end of period (000s omitted)(10) ($)                                    --                --             --
 Average daily amount of debt outstanding during the period (000s omitted)(10) ($)          349               N/A            N/A
 Average monthly number of shares outstanding during the period (000s omitted)           28,696               N/A            N/A
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                                                 0.01               N/A            N/A

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 Class A - period ended:                                                                    5/97(3)            11/97(13)
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 Per share operating performance
 Net asset value ("NAV"), beginning of period                                                $9.07             $8.93
 Net investment income (loss)                                                                 0.37(4)           0.31(4)
 Net realized and unrealized gain (loss) on investments                                      (0.14)             0.27
 Total from investment operations                                                             0.23              0.58
 Less distributions:
    Dividends from net investment income                                                     (0.37)            (0.31)
 NAV, end of period                                                                          $8.93             $9.20
 Total investment return at NAV(5) (%)                                                        2.57(6)           6.65(6)
 Total adjusted investment return at NAV(5) (%)                                                 --                --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                              359,758           353,318
 Ratio of expenses to average net assets(7) (%)                                               1.13(8)           1.13(8)
 Ratio of net investment income (loss) to average net assets(7) (%)                           7.06(8)           6.92(8)
 Portfolio turnover rate (%)                                                                   129                53
 Debt outstanding at end of period (000s omitted)(10) ($)                                       --                --
 Average daily amount of debt outstanding during the period (000s omitted)(10) ($)             N/A               N/A
 Average monthly number of shares outstanding during the period (000s omitted)                 N/A               N/A
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                                                     N/A               N/A

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 Class B - period ended:                                          10/88(1)          10/89         10/90         10/91       10/92
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 Per share operating performance
 NAV, beginning of period                                         $10.58           $10.01         $9.98         $9.37       $9.79
 Net investment income (loss)                                       0.69(4)          0.98          0.88          0.89        0.80
 Net realized and unrealized gain (loss) on investments            (0.45)           (0.01)        (0.54)         0.40        0.03
 Total from investment operations                                   0.24             0.97          0.34          1.29        0.83
 Less distributions:
    Dividends from net investment income                           (0.64)           (1.00)        (0.95)        (0.87)      (0.79)
    Distributions from net realized gain on investments sold       (0.17)              --            --            --          --
    Total distributions:                                           (0.81)           (1.00)        (0.95)        (0.87)      (0.79)
 NAV, end of period                                               $10.01            $9.98         $9.37         $9.79       $9.83
 Total investment return at NAV(5) (%)                              2.40(6)         10.22          3.71         14.38        8.81(7)
 Total adjusted investment return at NAV(5,11) (%)                  1.02(6)          9.40          3.67            --        8.66
 Ratios and supplemental data
 Net assets end of period (000s omitted) ($)                       6,966           26,568        64,707       129,014     225,540
 Ratio of expenses to average net assets (%)                        1.38(6)          2.00          2.00          2.00        2.00(7)
 Ratio of adjusted expenses to average net assets(12) (%)           2.76(6)          2.82          2.04            --          --
 Ratio of net investment income (loss) to average
 net assets (%)                                                     6.34(6)          9.64          9.22          9.09        8.03(7)
 Ratio of adjusted net investment income (loss)
 to average net assets(12) (%)                                      4.96(6)          8.82          9.18            --          --
 Portfolio turnover rate (%)                                         174              151            83           162         112
 Fee reduction per share ($)                                        0.15             0.08         0.004            --          --
 Debt outstanding at end of period (000s omitted)(10) ($)             --               --            --            --          --
 Average daily amount of debt outstanding during the
 period (000s omitted)(10) ($)                                        --               --            --            --       6,484
 Average monthly number of shares outstanding during
 the period (000s omitted)                                            --               --            --            --      18,572
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                            --               --            --            --        0.35


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 Class B - period ended:                                              10/93            10/94           10/95(2)          10/96
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 Per share operating performance
 NAV, beginning of period                                             $9.83           $10.05            $8.75            $9.32
 Net investment income (loss)                                          0.70             0.65             0.65             0.58(4)
 Net realized and unrealized gain (loss) on investments                0.24            (1.28)            0.57            (0.24)
 Total from investment operations                                      0.94            (0.63)            1.22             0.34
 Less distributions:
    Dividends from net investment income                              (0.72)           (0.65)           (0.65)           (0.58)
    Distributions from net realized gain on investments sold             --            (0.02)              --               --
    Total distributions:                                              (0.72)           (0.67)           (0.65)           (0.58)
 NAV, end of period                                                  $10.05            $8.75            $9.32            $9.08
 Total investment return at NAV(5) (%)                                 9.86(7)         (6.42)(7)        14.49(7)          3.84
 Total adjusted investment return at NAV(5,11) (%)                     9.85            (6.43)           14.47               --
 Ratios and supplemental data
 Net assets end of period (000s omitted) ($)                        293,413          241,061          226,954          178,124
 Ratio of expenses to average net assets (%)                           2.00(7)          1.93(7)          1.89(7)          1.90
 Ratio of adjusted expenses to average net assets(12) (%)                --               --               --               --
 Ratio of net investment income (loss) to average
 net assets (%)                                                        7.06(7)          6.98(7)          7.26(7)          6.37
 Ratio of adjusted net investment income (loss)
 to average net assets(12) (%)                                           --               --               --               --
 Portfolio turnover rate (%)                                            138               92              102(9)           106
 Fee reduction per share ($)                                             --               --               --               --
 Debt outstanding at end of period (000s omitted)(10) ($)                --               --               --               --
 Average daily amount of debt outstanding during the
 period (000s omitted)(10) ($)                                          503              349              N/A              N/A
 Average monthly number of shares outstanding during
 the period (000s omitted)                                           26,378           28,696              N/A              N/A
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                             0.02             0.01              N/A              N/A


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 Class B - period ended:                                            5/97(3)          11/97(13)
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 Per share operating performance
 NAV, beginning of period                                           $9.08            $8.93
 Net investment income (loss)                                        0.33(4)          0.28(4)
 Net realized and unrealized gain (loss) on investments             (0.15)            0.27
 Total from investment operations                                    0.18             0.55
 Less distributions:
    Dividends from net investment income                            (0.33)           (0.28)
    Distributions from net realized gain on investments sold           --               --
    Total distributions:                                            (0.33)           (0.28)
 NAV, end of period                                                 $8.93            $9.20
 Total investment return at NAV(5) (%)                               2.02(6)          6.25(6)
 Total adjusted investment return at NAV(5,11) (%)                     --               --
 Ratios and supplemental data
 Net assets end of period (000s omitted) ($)                      153,390          147,385
 Ratio of expenses to average net assets (%)                         1.87(8)          1.88(8)
 Ratio of adjusted expenses to average net assets(12) (%)              --               --
 Ratio of net investment income (loss) to average
 net assets (%)                                                      6.32(8)          6.18(8)
 Ratio of adjusted net investment income (loss)
 to average net assets(12) (%)                                         --               --
 Portfolio turnover rate (%)                                          129               53
 Fee reduction per share ($)                                           --               --
 Debt outstanding at end of period (000s omitted)(10) ($)              --               --
 Average daily amount of debt outstanding during the
 period (000s omitted)(10) ($)                                        N/A              N/A
 Average monthly number of shares outstanding during
 the period (000s omitted)                                            N/A              N/A
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                            N/A              N/A


(1) Class A and Class B shares commenced operations on September 30, 1994 and February 23, 1988, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year end changed from October 31 to May
      31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.

(7) Excludes interest expense, which equalled 0.04% for Class A for the year ended October 31, 1995 and 0.15%, 0.01%, 0.01% and 0.02% for Class B for the years ended October 31, 1992, 1993, 1994 and 1995, respectively.

(8)   Annualized.
(9)   Portfolio turnover rate excludes merger activity.
(10) Debt outstanding consists of reverse repurchase agreements entered into during the year.
(11) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(12)  Unreimbursed, without fee reduction.
(13)  Unaudited.


                                                        GOVERNMENT INCOME FUND 5

High Yield Bond Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                 TICKER SYMBOL    CLASS A: JHHBX  CLASS B: TSHYX   CLASS C: N/A
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GOAL AND STRATEGY

[Clip Art] The fund seeks to maximize current income without assuming undue risk. To pursue this goal, the fund invests primarily in junk bonds, i.e. lower-rated, higher-yielding debt securities.

Because the performance of junk bonds has historically been influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.

The fund also seeks capital appreciation, but only when consistent with its primary goal.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in bonds rated lower than BBB/Baa and their unrated equivalents. Up to 30% of assets may be invested in bonds rated CC/Ca. Up to 40% of assets may be invested in the securities of issuers in the electric utility and telephone industries. For all other industries, the limitation is 25% of assets.

Types of bonds include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

The fund may also invest up to 20% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including restricted securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect greater fluctuations in share price, yield and total return compared with less aggressive bond funds. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of junk bonds are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] Arthur N. Calavritinos, CFA, leader of the fund's portfolio management team since July 1995, is a vice president of the adviser. He joined John Hancock Funds in 1988 and has been in the investment business since 1987.

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INVESTOR EXPENSES


[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were issued or outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.



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 Shareholder transaction expenses              Class A     Class B     Class C
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 Maximum sales charge imposed on
 purchases (as a percentage of
 offering price)                               4.50%       none        none

 Maximum sales charge imposed on
 reinvested dividends                          none        none        none

 Maximum deferred sales charge                 none(1)     5.00%       1.00%

 Redemption fee(2)                             none        none        none

 Exchange fee                                  none        none        none

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 Annual fund operating expenses (as a % of average net assets)
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 Management fee                                0.54%       0.54%       0.54%

 12b-1 fee(3)                                  0.25%       1.00%       1.00%

 Other expenses                                0.25%       0.25%       0.25%

 Total fund operating expenses                 1.04%       1.79%       1.79%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

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 Share class                     Year 1      Year 3      Year 5      Year 10
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 Class A shares                  $55         $77         $100        $166

 Class B shares

    Assuming redemption
    at end of period             $68         $86         $117        $191

    Assuming no redemption       $18         $56         $97         $191

 Class C shares

    Assuming redemption
    at end of period             $28         $56         $97         $211

    Assuming no redemption       $18         $56         $97         $211

  This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)   Does not include wire redemption fee (currently $4.00).

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  HIGH YIELD BOND FUND

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FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young
LLP.

[The following table was represented by a bar graph in the printed materials.]


Volatility, as
indicated by Class B
year-by-year total
investment return (%)            (0.10)(6)  9.77   (4.51)  (8.04)  34.21  11.56  21.76  (1.33)  7.97     15.24  10.06(6)  8.27(6,11)
(scale varies from fund to fund)                                                                                 seven      six
                                                                                                                 months    months


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 Class A - period ended:                                             10/93(1)         10/94          10/95(2)      10/96
------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                         $8.10           $8.23           $7.33        $7.20
 Net investment income (loss)                                          0.33            0.80(4)         0.72         0.76(4)
 Net realized and unrealized gain (loss) on investments                0.09           (0.83)          (0.12)        0.35
 Total from investment operations                                      0.42           (0.03)           0.60         1.11
 Less distributions:
    Dividends from net investment income                              (0.29)          (0.82)          (0.73)       (0.76)
    Distributions from net realized gain on investments sold             --           (0.05)             --           --
    Total distributions                                               (0.29)          (0.87)          (0.73)       (0.76)
 NAV, end of period                                                   $8.23           $7.33           $7.20        $7.55
 Total investment return at NAV(5) (%)                                 4.96(6)        (0.59)           8.83        16.06
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                         2,344          11,696          26,452       52,792
 Ratio of expenses to average net assets (%)                           0.91(7)         1.16            1.16         1.10
 Ratio of net investment income (loss) to average net assets (%)      12.89(7)        10.14           10.23        10.31
 Portfolio turnover rate (%)                                            204             153              98          113
 Average Brokerage Commission Rate(8)($)                                 --              --              --           --

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 Class A - period ended:                                             5/97(3)          11/97(11)
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 Per share operating performance
 Net asset value ("NAV"), beginning of period                         $7.55           $7.87
 Net investment income (loss)                                          0.45            0.39
 Net realized and unrealized gain (loss) on investments                0.32            0.28
 Total from investment operations                                      0.77            0.67
 Less distributions:
    Dividends from net investment income                              (0.45)          (0.39)
    Distributions from net realized gain on investments sold             --              --
    Total distributions                                               (0.45)          (0.39)
 NAV, end of period                                                   $7.87           $8.15
 Total investment return at NAV(5) (%)                                10.54(6)         8.68(6)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                        97,925         165,597
 Ratio of expenses to average net assets (%)                           1.05(7)         0.94(7)
 Ratio of net investment income (loss) to average net assets (%)      10.19(7)         9.51(7)
 Portfolio turnover rate (%)                                             78              61
 Average Brokerage Commission Rate(8)($)                             0.0583          0.0626


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 Class B - period ended:                                10/87(1)          10/88            10/89         10/90         10/91
---------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                                $9.95            $9.94            $9.70         $8.14         $6.45
 Net investment income (loss)                             0.01             1.07(4)          1.16          1.09          0.98
 Net realized and unrealized gain (loss)
 on investments                                          (0.02)           (0.14)           (1.55)        (1.68)         1.06
 Total from investment operations                        (0.01)            0.93            (0.39)        (0.59)         2.04
 Less distributions:
    Dividends from net investment income                    --            (1.17)           (1.14)        (1.09)        (0.98)
    Distributions from net realized gain on
    investments sold                                        --               --               --            --            --
    Distributions from capital paid-in                      --               --            (0.03)        (0.01)        (0.07)
    Total distributions                                     --            (1.17)           (1.17)        (1.10)        (1.05)
 NAV, end of period                                      $9.94            $9.70            $8.14         $6.45         $7.44
 Total investment return at NAV(5) (%)                   (0.10)(6)         9.77            (4.51)        (8.04)        34.21
 Total adjusted investment return at NAV(5,9) (%)        (0.41)(6)         9.01            (4.82)        (8.07)           --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)              110           20,852           33,964        37,097        72,023
 Ratio of expenses to average net assets (%)              0.03(6)          2.00             2.20          2.22          2.24
 Ratio of adjusted expenses to average
 net assets(10) (%)                                       0.34(6)          2.76             2.51          2.25            --
 Ratio of net investment income (loss) to
 average net assets (%)                                   0.09(6)         10.97            12.23         14.59         13.73
 Ratio of adjusted net investment income (loss)
 to average net assets(10) (%)                           (0.22)(6)        10.21            11.92         14.56            --
 Portfolio turnover rate (%)                                --               60              100            96            93
 Fee reduction per share ($)                              0.03             0.07             0.03         0.002            --
 Average Brokerage Commission Rate(8)($)                    --               --               --            --            --

-----------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                              10/92         10/93         10/94           10/95(2)       10/96
-----------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                             $7.44         $7.43         $8.23            $7.33         $7.20
 Net investment income (loss)                          0.87          0.80          0.74(4)          0.67          0.70(4)
 Net realized and unrealized gain (loss)
 on investments                                       (0.04)         0.75         (0.83)           (0.13)         0.35
 Total from investment operations                      0.83          1.55         (0.09)            0.54          1.05
 Less distributions:
    Dividends from net investment income              (0.84)        (0.75)        (0.76)           (0.67)        (0.70)
    Distributions from net realized gain on
    investments sold                                     --            --         (0.05)              --            --
    Distributions from capital paid-in                   --            --            --               --            --
    Total distributions                               (0.84)        (0.75)        (0.81)           (0.67)        (0.70)
 NAV, end of period                                   $7.43         $8.23         $7.33            $7.20         $7.55
 Total investment return at NAV(5) (%)                11.56         21.76         (1.33)            7.97         15.24
 Total adjusted investment return at NAV(5,9) (%)        --            --            --               --            --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)        98,560       154,214       160,739          180,586       242,944
 Ratio of expenses to average net assets (%)           2.25          2.08          1.91             1.89          1.82
 Ratio of adjusted expenses to average
 net assets(10) (%)                                      --            --            --               --            --
 Ratio of net investment income (loss) to
 average net assets (%)                               11.09         10.07          9.39             9.42          9.49
 Ratio of adjusted net investment income (loss)
 to average net assets(10) (%)                           --            --            --               --            --
 Portfolio turnover rate (%)                            206           204           153               98           113
 Fee reduction per share ($)                             --            --            --               --            --
 Average Brokerage Commission Rate(8)($)                 --            --            --               --            --

--------------------------------------------------------------------------------
 Class B - period ended:                             5/97(3)           11/97(11)
--------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                             $7.55            $7.87
 Net investment income (loss)                          0.42             0.36
 Net realized and unrealized gain (loss)
 on investments                                        0.32             0.28
 Total from investment operations                      0.74             0.64
 Less distributions:
    Dividends from net investment income              (0.42)           (0.36)
    Distributions from net realized gain on
    investments sold                                     --               --
    Distributions from capital paid-in                   --               --
    Total distributions                               (0.42)           (0.36)
 NAV, end of period                                   $7.87            $8.15
 Total investment return at NAV(5) (%)                10.06(6)          8.27(6)
 Total adjusted investment return at NAV(5,9) (%)        --               --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)       379,024          580,858
 Ratio of expenses to average net assets (%)           1.80(7)          1.69(7)
 Ratio of adjusted expenses to average
 net assets(10) (%)                                      --               --
 Ratio of net investment income (loss) to
 average net assets (%)                                9.45(7)          8.78(7)
 Ratio of adjusted net investment income (loss)
 to average net assets(10) (%)                           --               --
 Portfolio turnover rate (%)                             78               61
 Fee reduction per share ($)                             --               --
 Average Brokerage Commission Rate(8)($)             0.0583           0.0626


(1) Class A and Class B shares commenced operations on June 30, 1993 and October 26, 1987, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year changed from October 31 to May 31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7)   Annualized.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(10)  Unreimbursed, without fee reduction.
(11)  Unaudited.


                                                         HIGH YIELD BOND FUND  7

Intermediate Maturity Government Fund

REGISTRANT NAME:
JOHN HANCOCK BOND TRUST         TICKER SYMBOL     CLASS A: TAUSX  CLASS B: TSUSX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to earn a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund invests primarily in U.S. Government securities of any maturity, as described below. The fund's weighted average maturity will typically be between three and ten years.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes. The fund may invest up to 20% in asset-backed securities or corporate debt securities rated AAA/Aaa and their unrated equivalents.

For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Roger C. Hamilton, leader of the fund's portfolio management team since January 1992 (with the fund's previous adviser), is a vice president of the adviser. He joined John Hancock Funds in December 1994 and has been in the investment business since 1980.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    3.00%        none

 Maximum sales charge imposed on
 reinvested dividends                                   none         none

 Maximum deferred sales charge                          none(1)      3.00%

 Redemption fee(2)                                      none         none

 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.40%        0.40%

 12b-1 fee                                              0.25%        1.00%

 Other expenses                                         0.70%        0.70%

 Total fund operating expenses                          1.35%        2.10%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $43         $71         $102        $188

 Class B shares

    Assuming redemption
    at end of period             $51         $86         $113        $198

    Assuming no redemption       $21         $66         $113        $198

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).


8  INTERMEDIATE MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young
LLP.

[The following table was represented by a bar graph in the printed materials.]


Volatility, as indicated by Class A
year-by-year total investment return (%)  1.96(7)   6.08    2.51    3.98    5.60  4.56    2.13(7)    5.85(7,12)
(scale varies from fund to fund)                                                           two        six
                                                                                          months     months


-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                       3/92(1)              3/93             3/94
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value("NAV"), beginning of period                                    $10.00             $10.03           $10.05
Net investment income (loss)                                                     0.17               0.58             0.41
Net realized and unrealized gain (loss) on investments                           0.03               0.02            (0.16)
Total from investment operations                                                 0.20               0.60             0.25
Less distributions:
   Dividends from net investment income                                         (0.17)             (0.58)           (0.41)
Distributions from net realized gain on investments sold                           --                 --               --
Total distributions                                                             (0.17)             (0.58)           (0.41)
NAV, end of period                                                             $10.03             $10.05            $9.89
Total investment return at NAV(5) (%)                                            1.96(7)            6.08             2.51
Total adjusted investment return at NAV(5,6) (%)                                 1.68(7)            5.53             2.27
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   13,775             33,273           24,310
Ratio of expenses to average net assets(8) (%)                                   0.50(8,9)          0.50(8)          0.75(8)
Ratio of adjusted expenses to average net assets(10) (%)                         1.62(8,9)          1.05(8)          0.99(8)
Ratio of net investment income (loss) to average net assets (%)                  6.47(9)            5.47             4.09
Ratio of adjusted net investment income (loss) to average assets(10) (%)         5.35(9)            4.92             3.85
Fee reduction per share(4) ($)                                                   0.11               0.06             0.02
Portfolio turnover rate (%)                                                         1                186              244

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                  3/95(2)           3/96              3/97          5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value("NAV"), beginning of period                               $9.89            $9.79             $9.69         $9.37
Net investment income (loss)                                               0.49             0.62              0.67          0.11(4)
Net realized and unrealized gain (loss) on investments                    (0.11)           (0.08)            (0.25)         0.09
Total from investment operations                                           0.38             0.54              0.42          0.20
Less distributions:
   Dividends from net investment income                                   (0.48)           (0.64)            (0.66)        (0.11)
Distributions from net realized gain on investments sold                     --               --             (0.08)           --
Total distributions                                                       (0.48)           (0.64)            (0.74)        (0.11)
NAV, end of period                                                        $9.79            $9.69             $9.37         $9.46
Total investment return at NAV(5) (%)                                      3.98             5.60              4.56          2.13(7)
Total adjusted investment return at NAV(5,6) (%)                           3.43             4.83              4.19          1.93(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                             12,950           29,024            22,043        22,755
Ratio of expenses to average net assets(8) (%)                             0.80(8)          0.75(8)           0.75          0.75(9)
Ratio of adjusted expenses to average net assets(10) (%)                   1.35(8)          1.45(8)           1.12          1.92(9)
Ratio of net investment income (loss) to average net assets (%)            4.91             6.49              6.99          7.07(9)
Ratio of adjusted net investment income (loss) to average assets(10) (%)   4.36             5.79              6.62          5.90(9)
Fee reduction per share(4) ($)                                             0.05             0.07              0.04          0.02
Portfolio turnover rate (%)                                                 341              423(11)           427            77

-----------------------------------------------------------------------------------------
Class A - period ended:                                                         11/97(12)
-----------------------------------------------------------------------------------------
Per share operating performance
Net asset value("NAV"), beginning of period                                     $9.46
Net investment income (loss)                                                     0.32(4)
Net realized and unrealized gain (loss) on investments                           0.23
Total from investment operations                                                 0.55
Less distributions:
   Dividends from net investment income                                         (0.32)
Distributions from net realized gain on investments sold                           --
Total distributions                                                             (0.32)
NAV, end of period                                                              $9.69
Total investment return at NAV(5) (%)                                            5.85(7)
Total adjusted investment return at NAV(5,6) (%)                                 5.59(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   21,502
Ratio of expenses to average net assets(8) (%)                                   0.75(9)
Ratio of adjusted expenses to average net assets(10) (%)                         1.27(9)
Ratio of net investment income (loss) to average net assets (%)                  6.56(9)
Ratio of adjusted net investment income (loss) to average assets(10) (%)         6.04(9)
Fee reduction per share(4) ($)                                                   0.02
Portfolio turnover rate (%)                                                       263


-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                       3/92(1)              3/93             3/94
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
NAV, beginning of period                                                       $10.00             $10.03           $10.05
Net investment income (loss)                                                     0.15               0.51             0.34
Net realized and unrealized gain (loss) on investments                           0.03               0.02            (0.16)
Total from investment operations                                                 0.18               0.53             0.18
Less distributions:
   Dividends from net investment income                                         (0.15)             (0.51)           (0.34)
Distributions from net realized gain on investments sold                           --                 --               --
Total distributions                                                             (0.15)             (0.51)           (0.34)
NAV, end of period                                                             $10.03             $10.05            $9.89
Total investment return at NAV(5) (%)                                            1.80(7)            5.40             1.85
Total adjusted investment return at NAV(5,6) (%)                                 1.52(7)            4.85             1.61
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                    1,630             13,753           11,626
Ratio of expenses to average net assets(8) (%)                                   1.15(8,9)          1.15(8)          1.40(8)
Ratio of adjusted expenses to average net assets(10) (%)                         2.27(8,9)          1.70(8)          1.64(8)
Ratio of net investment income (loss) to average net assets (%)                  5.85(9)            4.82             3.44
Ratio of adjusted net investment income (loss) to average assets(10) (%)         4.73(9)            4.27             3.20
Fee reduction per share(4) ($)                                                   0.11               0.06             0.02
Portfolio turnover rate (%)                                                         1                186              244



------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                  3/95(2)           3/96              3/97          5/97(3)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
NAV, beginning of period                                                  $9.89            $9.79             $9.69         $9.37
Net investment income (loss)                                               0.43             0.57              0.60          0.10(4)
Net realized and unrealized gain (loss) on investments                    (0.11)           (0.10)            (0.24)         0.09
Total from investment operations                                           0.32             0.47              0.36          0.19
Less distributions:
   Dividends from net investment income                                   (0.42)           (0.57)            (0.60)        (0.10)
Distributions from net realized gain on investments sold                     --               --             (0.08)           --
Total distributions                                                       (0.42)           (0.57)            (0.68)        (0.10)
NAV, end of period                                                        $9.79            $9.69             $9.37         $9.46
Total investment return at NAV(5) (%)                                      3.33             4.92              3.84          2.01(7)
Total adjusted investment return at NAV(5,6) (%)                           2.78             4.15              3.47          1.81(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                              9,506            8,532             6,779         6,451
Ratio of expenses to average net assets(8) (%)                             1.45(8)          1.40(8)           1.43          1.50(9)
Ratio of adjusted expenses to average net assets(10) (%)                   2.00(8)          2.10(8)           1.80          2.67(9)
Ratio of net investment income (loss) to average net assets (%)            4.26             5.80              6.30          6.04(9)
Ratio of adjusted net investment income (loss) to average assets(10) (%)   3.71             5.10              5.93          4.87(9)
Fee reduction per share(4) ($)                                             0.05             0.07              0.04          0.02
Portfolio turnover rate (%)                                                 341              423(11)           427            77



-----------------------------------------------------------------------------------------
Class B - period ended:                                                         11/97(12)
-----------------------------------------------------------------------------------------
Per share operating performance
NAV, beginning of period                                                        $9.46
Net investment income (loss)                                                     0.28(4)
Net realized and unrealized gain (loss) on investments                           0.23
Total from investment operations                                                 0.51
Less distributions:
   Dividends from net investment income                                         (0.28)
Distributions from net realized gain on investments sold                           --
Total distributions                                                             (0.28)
NAV, end of period                                                              $9.69
Total investment return at NAV(5) (%)                                            5.45(7)
Total adjusted investment return at NAV(5,6) (%)                                 5.19(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                    8,123
Ratio of expenses to average net assets(8) (%)                                   1.50(9)
Ratio of adjusted expenses to average net assets(10) (%)                         2.02(9)
Ratio of net investment income (loss) to average net assets (%)                  5.79(9)
Ratio of adjusted net investment income (loss) to average assets(10) (%)         5.27(9)
Fee reduction per share(4) ($)                                                   0.02
Portfolio turnover rate (%)                                                       263


(1)   Class A and Class B shares commenced operations on December 31, 1991.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year end changed from March 31 to May
      31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Not annualized.

(8) Beginning on December 31, 1991 (commencement of operations) through March 31, 1995, the expenses used in the ratios represented the expenses of the fund plus expenses incurred indirectly from the Adjustable U.S. Government fund (the "Portfolio"), the mutual fund in which the fund invested all of its assets. The expenses used in the ratios for the fiscal year ended March 31, 1996 include the expenses of the Portfolio through September 22, 1995.

(9)   Annualized.
(10)  Unreimbursed, without fee reduction.
(11)  Portfolio turnover rate excludes merger activity.
(12)  Unaudited.


                                        INTERMEDIATE MATURITY GOVERNMENT FUND  9

Sovereign Bond Fund

REGISTRANT NAME:
JOHN HANCOCK SOVEREIGN BOND FUND  TICKER SYMBOL   CLASS A: JHNBX  CLASS B: JHBBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. To pursue this goal, the fund invests in a diversified portfolio of marketable debt securities. These securities are primarily investment grade, although up to 25% of assets may be invested in junk bonds rated as low as CC/Ca and their unrated equivalents. The fund does not concentrate its investments in any particular industry.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in corporate and government bonds and debentures. Typically, at least 75% of assets will be:

o securities of any type of issuer that are rated among the four highest Moody's or S&P rating categories and their unrated equivalents

o U.S. Government and agency securities

o cash and cash-equivalents

The fund may invest up to 25% of assets in U.S. dollar-denominated foreign securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities and derivatives and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities. To the extent that it invests in certain securities, the fund may be affected by additional risks:

o junk bonds: above-average credit, market and other risks

o foreign securities: currency, information, natural event and political risks

o mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 27. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] James K. Ho, CFA, leader of the fund's portfolio management team since March 1988, is an executive vice president of the adviser. He joined John Hancock Funds in 1985 and has been in the investment business since 1977.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    4.50%        none

 Maximum sales charge imposed on
 reinvested dividends                                   none         none

 Maximum deferred sales charge                          none(1)      5.00%

 Redemption fee(2)                                      none         none

 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.50%        0.50%

 12b-1 fee(3)                                           0.30%        1.00%

 Other expenses                                         0.31%        0.31%

 Total fund operating expenses                          1.11%        1.81%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $56         $78           $103       $173

 Class B shares

    Assuming redemption
    at end of period             $69         $87           $118       $194

    Assuming no redemption       $19         $57            $98       $194

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10   SOVEREIGN BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young
LLP.

[The following table was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)   1.58    9.82  12.13   6.71  16.59   8.08  11.80  (2.75)  19.40   4.11    2.22(3)
(scale varies from fund to fund)                                                                                      five
                                                                                                                     months

------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                  12/87        12/88        12/89        12/90        12/91        12/92
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                    $15.89       $14.53       $14.51       $14.77       $14.33       $15.31
 Net investment income (loss)                              1.40         1.44         1.43         1.32         1.29         1.20
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts              (1.17)       (0.06)        0.27        (0.40)        0.98        (0.01)
 Total from investment operations                          0.23         1.38         1.70         0.92         2.27         1.19
 Less distributions:
    Dividends from net investment income                  (1.53)       (1.40)       (1.44)       (1.35)       (1.29)       (1.21)
    Distributions from net realized gain on
    investments sold and financial futures contracts      (0.06)          --           --           --           --           --
    Distributions from capital paid-in                       --           --           --        (0.01)          --           --
    Total distributions                                   (1.59)       (1.40)       (1.44)       (1.36)       (1.29)       (1.21)
 Net asset value, end of period                          $14.53       $14.51       $14.77       $14.33       $15.31       $15.29
 Total investment return at net asset value(2) (%)         1.58         9.82        12.13         6.71        16.59         8.08
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)         1,095,208    1,103,691    1,110,394    1,103,391    1,249,980    1,386,260
 Ratio of expenses to average net assets (%)               0.82         0.82         0.80         1.31         1.27         1.44
 Ratio of net investment income (loss) to
 average net assets (%)                                    9.32         9.77         9.68         9.18         8.81         7.89
 Portfolio turnover rate (%)                                159           66           64           92           90           87

-------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                  12/93        12/94        12/95           12/96         5/97(1)
-------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                    $15.29       $15.53       $13.90          $15.40       $14.90
 Net investment income (loss)                              1.14         1.12         1.12            1.09         0.44
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts               0.62        (1.55)        1.50           (0.50)       (0.12)
 Total from investment operations                          1.76        (0.43)        2.62            0.59         0.32
 Less distributions:
    Dividends from net investment income                  (1.14)       (1.12)       (1.12)          (1.09)       (0.44)
    Distributions from net realized gain on
    investments sold and financial futures contracts      (0.38)       (0.08)          --              --           --
    Distributions from capital paid-in                       --           --           --              --           --
    Total distributions                                   (1.52)       (1.20)       (1.12)          (1.09)       (0.44)
 Net asset value, end of period                          $15.53       $13.90       $15.40          $14.90       $14.78
 Total investment return at net asset value(2) (%)        11.80        (2.75)       19.40            4.11         2.22(3)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)         1,505,754    1,326,058    1,535,204       1,416,116    1,361,924
 Ratio of expenses to average net assets (%)               1.41         1.26         1.13            1.14         1.11(4)
 Ratio of net investment income (loss) to
 average net assets (%)                                    7.18         7.74         7.58            7.32         7.38(4)
 Portfolio turnover rate (%)                                107           85          103(5)          123           58

-----------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                            12/93(6)        12/94       12/95          12/96        5/97(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                               $15.90         $15.52      $13.90         $15.40      $14.90
 Net investment income (loss)                                         0.11           1.04        1.02           0.98        0.40
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                            --          (1.54)       1.50          (0.50)      (0.12)
 Total from investment operations                                     0.11          (0.50)       2.52           0.48        0.28
 Less distributions:
    Dividends from net investment income                             (0.11)         (1.04)      (1.02)         (0.98)      (0.40)
    Distributions from net realized gain on investments sold
    and financial futures contracts                                  (0.38)         (0.08)         --             --          --
    Total distributions                                              (0.49)         (1.12)      (1.02)         (0.98)      (0.40)
 Net asset value, end of period                                     $15.52         $13.90      $15.40         $14.90      $14.78
 Total investment return at net asset value(2) (%)                    0.90(3)       (3.13)      18.66           3.38        1.93(3)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                        4,125         40,299      98,739        134,112     132,885
 Ratio of expenses to average net assets (%)                          1.63(4)        1.78        1.75           1.84        1.81(4)
 Ratio of net investment income (loss) to average net assets (%)      0.57(4)        7.30        6.87           6.62        6.68(4)
 Portfolio turnover rate (%)                                           107             85         103(5)         123          58

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)   Not annualized.
(4)   Annualized.
(5)   Portfolio turnover excludes merger activity.
(6)   Class B shares commenced operations on November 23, 1993.


                                                         SOVEREIGN BOND FUND  11

Sovereign U.S. Government Income Fund

REGISTRANT NAME:
JOHN HANCOCK STRATEGIC SERIES    TICKER SYMBOL    CLASS A: JHSGX  CLASS B: FGOPX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to provide as high a level of income as is consistent with long-term total return. To pursue this goal, the fund invests in U.S. Government and agency securities, as described below.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with most income investments, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    4.50%        none

 Maximum sales charge imposed on
 reinvested dividends                                   none         none

 Maximum deferred sales charge                          none(1)      5.00%

 Redemption fee(2)                                      none         none

 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.50%        0.50%

 12b-1 fee(3)                                           0.30%        1.00%

 Other expenses                                         0.37%        0.37%

 Total fund operating expenses                          1.17%        1.87%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $56         $80         $106        $181

 Class B shares

    Assuming redemption
    at end of period             $69         $89         $121        $201

    Assuming no redemption       $19         $59         $101        $201

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  SOVEREIGN U.S. GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented by a bar graph in the printed materials.]


Volatility, as indicated by
Class B year-by-year total
investment return (%)              3.70(5)   11.53   11.52   6.24  14.46   7.58  12.66  (7.05)  15.27   3.33   1.61(5)    6.28(5,10)
(scale varies from fund to fund)                                                                               seven       six
                                                                                                               months      months


------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                           10/92(1)           10/93           10/94        10/95
------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                        $10.51          $10.29          $10.89        $9.24
 Net investment income (loss)                                          0.64            0.68(3)         0.65         0.65
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                          (0.22)           0.61           (1.34)        0.77
 Total from investment operations                                      0.42            1.29           (0.69)        1.42
 Less distributions:
    Dividends from net investment income                              (0.64)          (0.68)          (0.65)       (0.65)
    Distributions from net realized gain on investments sold             --           (0.01)          (0.31)          --
    Distributions from capital paid-in                                   --              --              --           --
    Total distributions                                               (0.64)          (0.69)          (0.96)       (0.65)
 NAV, end of period                                                  $10.29          $10.89           $9.24       $10.01
 Total investment return at NAV(4) (%)                                 5.33(5)        12.89           (6.66)       15.90
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                       350,907         375,416         315,372      370,966
 Ratio of expenses to average net assets (%)                           1.06(6)         1.30            1.23         1.17
 Ratio of net investment income (loss) to average net assets (%)       7.11(6)         6.47            6.62         6.76
 Portfolio turnover rate (%)                                            140             273             127           94

-------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                            10/96         5/97(2)           11/97(10)
-------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                      $10.01           $9.75           $9.56
 Net investment income (loss)                                        0.64(3)         0.37(3)         0.31(3)
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                        (0.26)          (0.19)           0.31
 Total from investment operations                                    0.38            0.18            0.62
 Less distributions:
    Dividends from net investment income                            (0.64)          (0.36)          (0.31)
    Distributions from net realized gain on investments sold           --              --              --
    Distributions from capital paid-in                                 --           (0.01)             --
    Total distributions                                             (0.64)          (0.37)          (0.31)
 NAV, end of period                                                 $9.75           $9.56           $9.87
 Total investment return at NAV(4) (%)                               4.02            1.92(5)         6.65(5)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                     330,162         302,589         300,092
 Ratio of expenses to average net assets (%)                         1.15            1.17(6)         1.16(6)
 Ratio of net investment income (loss) to average net assets (%)     6.58            6.69(6)         6.49(6)
 Portfolio turnover rate (%)                                          143              88              71

---------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                          10/87(7)         10/88        10/89        10/90        10/91        10/92
---------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                         $10.28           $9.45        $9.73       $10.01        $9.83       $10.29
 Net investment income (loss)                       0.48            0.78         0.81         0.85         0.85         0.76
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts       (0.75)           0.28         0.25        (0.25)        0.51           --
 Total from investment operations                  (0.27)           1.06         1.06         0.60         1.36         0.76
 Less distributions:
    Dividends from net investment income           (0.48)          (0.77)       (0.77)       (0.78)       (0.90)       (0.77)
    Distributions from net realized gain on
    investments sold                               (0.08)          (0.01)       (0.01)          --           --           --
    Distributions from capital paid-in                --              --           --           --           --           --
    Total distributions                            (0.56)          (0.78)       (0.78)       (0.78)       (0.90)       (0.77)
 NAV, end of period                                $9.45           $9.73       $10.01        $9.83       $10.29       $10.28
 Total investment return at NAV(4) (%)              3.70(5)        11.53        11.52         6.24        14.46         7.58
 Total adjusted investment return at
 NAV(4,8) (%)                                       3.65(5)        11.47        11.29         6.23           --           --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)    170,030         161,163      144,756      133,778      164,347      197,032
 Ratio of expenses to average net assets (%)        1.24(6)         1.29         1.35         1.54         1.51         1.55
 Ratio of adjusted expenses to
 average net assets(9) (%)                          1.32(6)         1.35         1.58         1.55           --           --
 Ratio of net investment income (loss) to
 average net assets (%)                             7.94(6)         8.09         8.34         8.54         8.53         7.35
 Ratio of adjusted net investment income
 (loss) to average net assets(9) (%)                7.86(6)         8.03         8.11         8.53           --           --
 Portfolio turnover rate (%)                          83              79           45           63           62          140
 Fee reduction per share ($)                        0.01            0.01         0.02         0.01           --           --

-----------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                          10/93           10/94        10/95        10/96         5/97(2)         11/97(10)
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                        $10.28          $10.88        $9.23       $10.00           $9.74         $9.56
 Net investment income (loss)                      0.66(3)         0.61         0.60         0.58(3)         0.33(3)       0.28(3)
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts       0.61           (1.34)        0.77        (0.26)          (0.18)         0.31
 Total from investment operations                  1.27           (0.73)        1.37         0.32            0.15         (0.59)
 Less distributions:
    Dividends from net investment income          (0.66)          (0.61)       (0.60)       (0.58)          (0.32)        (0.28)
    Distributions from net realized gain on
    investments sold                              (0.01)          (0.31)          --           --              --            --
    Distributions from capital paid-in               --              --           --           --           (0.01)           --
    Total distributions                           (0.67)          (0.92)       (0.60)       (0.58)          (0.33)        (0.28)
 NAV, end of period                              $10.88           $9.23       $10.00        $9.74           $9.56         $9.87
 Total investment return at NAV(4) (%)            12.66           (7.05)       15.27         3.33            1.61(5)       6.28(5)
 Total adjusted investment return at
 NAV(4,8) (%)                                        --              --           --           --              --            --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)   244,133         196,899      130,824      112,228          96,349        88,940
 Ratio of expenses to average net assets (%)       1.51            1.64         1.72         1.82            1.86(6)       1.85(6)
 Ratio of adjusted expenses to
 average net assets(9) (%)                           --              --           --           --              --            --
 Ratio of net investment income (loss) to
 average net assets (%)                            6.23            6.19         6.24         5.91            5.99(6)       5.80(6)
 Ratio of adjusted net investment income
 (loss) to average net assets(9) (%)                 --              --           --           --              --            --
 Portfolio turnover rate (%)                        273             127           94          143              88            71
 Fee reduction per share ($)                         --              --           --           --              --            --

(1)   Class A shares commenced operations on January 3, 1992.
(2)   Effective May 31, 1997, the fiscal year end changed from October 31 to May
      31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7)   For the period April 1, 1987 to October 31, 1987.
(8) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(9)   Unreimbursed, without fee reduction.
(10)  Unaudited.


                                       SOVEREIGN U.S. GOVERNMENT INCOME FUND  13

Strategic Income Fund

REGISTRANT NAME:
JOHN HANCOCK STRATEGIC SERIES
                   TICKER SYMBOL    CLASS A: JHFIX  CLASS B: STIBX  CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in three sectors:

o foreign government and corporate debt securities

o U.S. Government and agency securities

o junk bonds rated as low as CC/Ca and their unrated equivalents.

Under normal circumstances, the fund's assets will be invested in all three sectors. However, the weighting of assets among sectors will be adjusted to reflect current or anticipated market behavior, and the fund may invest up to 100% of assets in any sector.

PORTFOLIO SECURITIES

[Clip Art] The fund may invest in debt securities of all maturities and types, including bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities and others. The fund may also invest up to 10% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may invest in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect fluctuations in share price, yield and total return that are above-average for bond funds. Typically, a rise in interest rates causes a decline in the market value of debt securities. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 27. Foreign securities carry additional risks, including currency, information, natural event and political risks. Issuers of junk bonds are typically in weak financial health, and their ability to pay interest and principal is uncertain, especially in an adverse economy. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Frederick L. Cavanaugh, Jr., leader of the fund's portfolio management team since 1986, is a senior vice president of the adviser. He joined John Hancock Funds in 1986 and has been in the investment business since 1973.

--------------------------------------------------------------------------------
INVESTOR EXPENSES


[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were issued or outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.


--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A     Class B     Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 purchases (as a percentage of
 offering price)                              4.50%       none        none

 Maximum sales charge imposed on
 reinvested dividends                         none        none        none

 Maximum deferred sales charge                none(1)     5.00%       1.00%

 Redemption fee(2)                            none        none        none

 Exchange fee                                 none        none        none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                               0.43%       0.43%       0.43%

 12b-1 fee(3)                                 0.30%       1.00%       1.00%

 Other expenses                               0.27%       0.27%       0.27%

 Total fund operating expenses                1.00%       1.70%       1.70%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $55         $75            $98      $162

 Class B shares

    Assuming redemption
    at end of period             $67         $84           $112      $182

    Assuming no redemption       $17         $54            $92      $182

 Class C shares

    Assuming redemption
    at end of period             $27         $54            $92      $201

    Assuming no redemption       $17         $54            $92      $201

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14  STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented by a bar graph in the printed materials.]


Volatility, as indicated by Class A
year-by-year total investment return (%)  6.89  9.72  (7.36)  12.31  19.92  6.81  4.54  9.33  11.37   12.99    7.15(7,9)
(scale varies from fund to fund)                                                                                 six
                                                                                                                months


-----------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                             5/88         5/89         5/90         5/91         5/92
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                       $9.71        $9.24        $8.98        $7.33        $7.20
 Net investment income (loss)                                        1.13         1.12         1.04         0.93         0.80
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts      (0.47)       (0.26)       (1.65)       (0.13)        0.52
 Total from investment operations                                    0.66         0.86        (0.61)        0.80         1.32
 Less distributions:
    Dividends from net investment income                            (1.13)       (1.12)       (1.04)       (0.93)       (0.74)(2)
    Distributions in excess of net investment income                   --           --           --           --           --
    Distributions from capital paid-in                                 --           --           --           --           --
    Total distributions                                             (1.13)       (1.12)       (1.04)       (0.93)       (0.74)
 NAV, end of period                                                 $9.24        $8.98        $7.33        $7.20        $7.78
 Total investment return at NAV(3) (%)                               6.89         9.72        (7.36)       12.31        19.92
 Total adjusted investment return at NAV(3,4) (%)                    6.49         9.58        (7.45)          --           --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                      67,140       95,430       80,890       79,272      153,568
 Ratio of expenses to average net assets (%)                         1.09         1.33         1.53         1.75         1.69
 Ratio of adjusted expenses to average net assets(5) (%)             1.49         1.47         1.62           --           --
 Ratio of net investment income (loss) to
 average net assets (%)                                             12.07        12.28        12.60        13.46        10.64
 Ratio of adjusted net investment income (loss) to
 average net assets(5) (%)                                          11.67        12.14        12.51           --           --
 Portfolio turnover rate (%)                                           67          125           81           60           80
 Fee reduction per share ($)                                         0.04         0.01         0.01           --           --

------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                              5/93         5/94         5/95         5/96            5/97
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                        $7.78        $7.55        $7.17        $7.15           $7.27
 Net investment income (loss)                                         0.71         0.68         0.64         0.66(1)         0.64(1)
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts       (0.22)       (0.33)       (0.02)        0.12            0.27
 Total from investment operations                                     0.49         0.35         0.62         0.78            0.91
 Less distributions:
    Dividends from net investment income                             (0.72)       (0.58)       (0.55)       (0.66)          (0.64)
    Distributions in excess of net investment income                    --        (0.05)          --           --              --
    Distributions from capital paid-in                                  --        (0.10)       (0.09)          --              --
    Total distributions                                              (0.72)       (0.73)       (0.64)       (0.66)          (0.64)
 NAV, end of period                                                  $7.55        $7.17        $7.15        $7.27           $7.54
 Total investment return at NAV(3) (%)                                6.81         4.54         9.33        11.37           12.99
 Total adjusted investment return at NAV(3,4) (%)                       --           --           --           --              --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                      262,137      335,261      327,876      369,127         416,916
 Ratio of expenses to average net assets (%)                          1.58         1.32         1.09         1.03            1.00
 Ratio of adjusted expenses to average net assets(5) (%)                --           --           --           --              --
 Ratio of net investment income (loss) to
 average net assets (%)                                               9.63         8.71         9.24         9.13            8.61
 Ratio of adjusted net investment income (loss) to
 average net assets(5) (%)                                              --           --           --           --              --
 Portfolio turnover rate (%)                                            97           91           55           78             132
 Fee reduction per share ($)                                            --           --           --           --              --

------------------------------------------------------------------------------
 Class A - period ended:                                              11/97(9)
------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                         $7.54
 Net investment income (loss)                                          0.32(1)
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts         0.21
 Total from investment operations                                      0.53
 Less distributions:
    Dividends from net investment income                              (0.32)
    Distributions in excess of net investment income                     --
    Distributions from capital paid-in                                   --
    Total distributions                                               (0.32)
 NAV, end of period                                                   $7.75
 Total investment return at NAV(3) (%)                                 7.15(7)
 Total adjusted investment return at NAV(3,4) (%)                        --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                       440,806
 Ratio of expenses to average net assets (%)                           0.94(8)
 Ratio of adjusted expenses to average net assets(5) (%)                 --
 Ratio of net investment income (loss) to
 average net assets (%)                                                8.32(8)
 Ratio of adjusted net investment income (loss) to
 average net assets(5) (%)                                               --
 Portfolio turnover rate (%)                                             69
 Fee reduction per share ($)                                             --

-----------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                               5/94(6)        5/95          5/96         5/97      11/97(9)
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                                              $7.58         $7.17         $7.15        $7.27      $7.54
 Net investment income (loss)                                           0.40          0.60(1)       0.61(1)      0.59       0.29(1)
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts         (0.41)        (0.02)         0.12         0.27       0.21
 Total from investment operations                                      (0.01)         0.58          0.73         0.86       0.51
 Less distributions:
    Dividends from net investment income                               (0.32)        (0.52)        (0.61)       (0.59)     (0.29)
    Distributions in excess of net investment income                   (0.03)           --            --           --         --
    Distributions from capital paid-in                                 (0.05)        (0.08)           --           --         --
    Total distributions                                                (0.40)        (0.60)        (0.61)       (0.59)     (0.30)
 NAV, end of period                                                    $7.17         $7.15         $7.27        $7.54      $7.75
 Total investment return at NAV(3) (%)                                 (0.22)(7)      8.58         10.61        12.21       6.78(7)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                         77,691       134,527       206,751      328,487    384,849
 Ratio of expenses to average net assets (%)                            1.91(8)       1.76          1.73         1.70       1.64(8)
 Ratio of net investment income (loss) to average net assets (%)        8.12(8)       8.55          8.42         7.90       7.60(8)
 Portfolio turnover rate (%)                                              91            55            78          132         69

(1)   Based on the average of the shares outstanding at the end of each month.
(2) The dividend policy of the fund was changed, effective August 1, 1991, from one that utilized daily dividend declarations to one that declares dividends monthly. Additionally, the dividend policy of the fund was changed, effective October 1, 1993, from one that declared dividends monthly to daily dividend declarations.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)   Unreimbursed, without fee reduction.
(6)   Class B shares commenced operations on October 4, 1993.
(7)   Not annualized.
(8)   Annualized.
(9)   Unaudited.


                                                       STRATEGIC INCOME FUND  15

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


All John Hancock income funds offer two classes of shares, Class A and Class B. In addition, Class C shares are available for High Yield Bond Fund and Strategic Income Fund. Each class has its own cost structure as outlined below, allowing you to choose the one that best meets your requirements. For more details, see "How sales charges are calculated." Your financial representative can help you decide which share class is best for you.


--------------------------------------------------------------------------------
 Class A - for all funds
--------------------------------------------------------------------------------


  o Front-end sales charges. There are several ways to reduce these charges, described under "Sales charge reductions and waivers" on the following page.


  o Lower annual expenses than Class B and Class C shares.

--------------------------------------------------------------------------------
 Class B - for all funds
--------------------------------------------------------------------------------

  o No front-end sales charge; all your money goes to work for you right away.

  o Higher annual expenses than Class A shares.

  o A contingent deferred sales charge that declines from 3% over four years for Intermediate Maturity Government Fund, and from 5% over 6 years for all other income funds.


  o Automatic conversion to Class A shares after five years for Intermediate Maturity Government Fund and after eight years for all other income funds, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C - for selected funds
--------------------------------------------------------------------------------


Applies to High Yield Bond Fund and Strategic Income Fund.


  o No front-end sales charge; all your money goes to work for you right away.

  o Higher annual expenses than Class A shares.

  o A 1% contingent deferred sales charge on shares sold within one year of purchase.

  o No automatic conversion to Class A shares, so the fund's annual expenses continue at the same level throughout the life of your investment.

For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.

It is presently the policy of Signature Services not to accept any order of $100,000 or more for Class B shares or any order of $1 million or more for Class C shares. In these circumstances it would be more beneficial for the investor to purchase Class A shares.

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HOW SALES CHARGES ARE CALCULATED

Use the table below to find out which group the fund is in, then consult the sales charge information for that group.

--------------------------------------------------------------------------------
 Group 1                             Group 2
--------------------------------------------------------------------------------

o Intermediate Maturity              o Government Income
  Government
                                     o High Yield Bond

                                     o Sovereign Bond

                                     o Sovereign U.S. Government Income

                                     o Strategic Income

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges - Group 1
--------------------------------------------------------------------------------
                                      As a % of            As a % of your
 Your investment                      offering price       investment

 Up to $99,999                        3.00%                3.09%

 $100,000 - $499,999                  2.50%                2.56%

 $500,000 - $999,999                  2.00%                2.04%

 $1,000,000 and over                  See below

--------------------------------------------------------------------------------
 Class A sales charges - Group 2
--------------------------------------------------------------------------------
                                      As a % of            As a % of your
 Your investment                      offering price       investment

 Up to $99,999                        4.50%                4.71%

 $100,000 - $249,999                  3.75%                3.90%

 $250,000 - $499,999                  2.75%                2.83%

 $500,000 - $999,999                  2.00%                2.04%

 $1,000,000 and over                  See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments (Groups 1 and 2)
--------------------------------------------------------------------------------
 Your investment                            CDSC on shares being sold

 First $1M - $4,999,999                     1.00%

 Next $1 - $5M above that                   0.50%

 Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


16  YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
 Years after                CDSC on Group 1             CDSC on Group 2
 purchase                   shares being sold           shares being sold

 1st year                   3.00%                       5.00%

 2nd year                   2.00%                       4.00%

 3rd year                   2.00%                       3.00%

 4th year                   1.00%                       3.00%

 5th year                   None                        2.00%

 6th year                   None                        1.00%

 After 6 years              None                        None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

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SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.


o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.


o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.


To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options or consult the SAI (see the back cover of this prospectus).


Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o to make payments through certain systematic withdrawal plans

o to make certain distributions from a retirement plan

o because of shareholder death or disability


o to purchase a John Hancock Declaration annuity


To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.


                                                                YOUR ACCOUNT  17

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:


o selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees(one-year CDSC applies)


To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI.

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

  o non-retirement account: $1,000

  o retirement account: $250

  o group investments: $250

  o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

  o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


18  YOUR ACCOUNT

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Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail to Signature Services         slip is available, include
                 (address below).                   a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    to Signature Services
                                                    (address below).

By exchange

[Clip art]     o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

By wire

[Clip art]     o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.          First Signature Bank & Trust
                                                    Account # 900000260
               o Obtain your account number         Routing # 211475000
                 by calling your financial          Specify the fund name, your
                 representative or                  share class, your account
                 Signature Services.                number and the name(s)
                                                    in which the account is
               o Instruct your bank to wire         registered. Your bank may
                 the amount of your investment      charge a fee to wire funds.
                 to:
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000
                 Specify the fund name, your
                 choice of share class, the new
                 account number and the name(s)
                 in which the account is
                 registered. Your bank may charge
                 a fee to wire funds.

By phone

[Clip art]     See "By wire" and "By exchange."  o Verify that your bank or credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

----------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

----------------------------------------


To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."



                                                               YOUR ACCOUNT   19

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Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares

By letter

[Clip art] o Accounts of any type.            o Write a letter of instruction
                                                or complete a stock power
           o Sales of any amount.               indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By phone

[Clip art] o Most accounts.                   o For automated service 24 hours
                                                a day using your touch-tone
           o Sales of up to $100,000.           phone, call the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

By wire or electronic funds transfer (EFT)

[Clip art] o Requests by letter to            o Fill out the "Telephone
             sell any amount (accounts          Redemption" section of your
             of any type).                      new account application.

           o Requests by phone to sell        o To verify that the telephone
             up to $100,000 (accounts           redemption privilege is in
             with telephone redemption          place on an account, or to
             privileges).                       request the forms to add it
                                                to an existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT transactions
                                                are generally available by
                                                the second business day.
                                                Your bank may charge a fee
                                                for this service.

By exchange

[Clip art] o Accounts of any type.            o Obtain a current prospectus for
                                                the fund into which you are
           o Sales of any amount.               exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

By check

[Clip art] o Government Income, Intermediate  o Request checkwriting on your
             Maturity Government, Sovereign     account application.
             U.S. Government Income and
             Strategic Income Funds only.     o Verify that the shares to be
                                                sold were purchased more
           o Any account with                   than 10 days earlier or were
             checkwriting privileges.           purchased by wire.

           o Sales of over $100.              o Write a check for any amount
                                                over $100.



                                       ----------------------------------------

                                       Address
                                       John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA  02217-1000

                                       Phone number
                                       1-800-225-5291

                                       Or contact your financial representative for instructions and assistance.

                                       ----------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


20  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)


The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a broker or securities dealer). We may refuse any other source. A notary public CANNOT provide a signature guarantee.


--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).

Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past twelve months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).

Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o If the names of all trustees are
                                          not registered on the account,
                                          please also provide a copy of the
                                          trust document certified within the
                                          past twelve months.
                                        o Signature guarantee if applicable
                                          (see above).

Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor.
                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.


                                                               YOUR ACCOUNT   21

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TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Short- and long-term capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


22  YOUR ACCOUNT

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. if you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, signature services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including Traditional and Roth IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                YOUR ACCOUNT  23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.
                              200 Clarendon Street
                                Boston, MA 02116

                       Hold the funds' assets, settles all
                      portfolio trades and collect most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                                                                         Asset
                                                                      management

                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------


24  FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Government Income Fund, High Yield Bond Fund and Intermediate Maturity Government Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares.
These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.

--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------

                                      Unreimbursed             As a % of
Fund                                  expenses                 net assets

Government Income                     $  10,894,166            6.53%

High Yield Bond                       $   8,666,437            2.80%

Intermediate Maturity Gov.            $     402,344            6.06%

Sovereign Bond                        $   3,985,198            3.07%

Sovereign U.S. Gov. Income            $   5,738,472            5.53%

Strategic Income                      $   5,664,567            2.11%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.


Class C shares Class C shares began operations during the 1997 fiscal year. Therefore, there are no unreimbursed expenses to report.


Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                FUND DETAILS  25

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 Class A investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Maximum
                                        Sales charge            reallowance            First year             Maximum
                                        paid by investors       or commission          service fee            total compensation(1)
                                        (% of offering price)   (% of offering price)  (% of net investment)  (% of offering price)

 Group 1 funds

 Up to $99,999                          3.00%                   2.26%                  0.25%                  2.50%

 $100,000 - $499,999                    2.50%                   2.01%                  0.25%                  2.25%

 $500,000 - $999,999                    2.00%                   1.51%                  0.25%                  1.75%

 Group 2 funds

 Up to $99,999                          4.50%                   3.76%                  0.25%                  4.00%

 $100,000 - $249,999                    3.75%                   3.01%                  0.25%                  3.25%

 $250,000 - $499,999                    2.75%                   2.06%                  0.25%                  2.30%

 $500,000 - $999,999                    2.00%                   1.51%                  0.25%                  1.75%

 Regular investments of $1
 million or more (Groups 1 and 2)

 First $1M - $4,999,999                   --                    0.75%                  0.25%                  1.00%

 Next $1 - $5M above that                 --                    0.25%                  0.25%                  0.50%

 Next $1 or more above that               --                    0.00%                  0.25%                  0.25%

 Waiver investments(2)                    --                    0.00%                  0.25%                  0.25%

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 Class B investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Maximum
                                                                reallowance            First year             Maximum
                                                                or commission          service fee            total compensation
                                                                (% of offering price)  (% of net investment)  (% of offering price)

 Group 1 funds

 All amounts                                                    2.25%                  0.25%                  2.50%

 Group 2 funds

 All amounts                                                    3.75%                  0.25%                  4.00%

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 Class C investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Maximum
                                                                reallowance            First year             Maximum
                                                                or commission          service fee            total compensation
                                                                (% of offering price)  (% of net investment)  (% of offering price)

 All amounts                                                    0.75%                  0.25%                  1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


26  FUND DETAILS

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MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that a John Hancock income fund will earn income or show a positive total return over any period of time -- days, months or years.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


Year 2000 risk The risk that the funds' operations could be disrupted by year 2000-related computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. Common to all mutual funds.



                                                                FUND DETAILS  27

--------------------------------------------------------------------------------
 Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semiannual reports.

10 Percent of total assets (italic type)
10 Percent of net assets (roman type)
*  No policy limitation on usage; fund may be using currently
o  Permitted, but has not typically been used
-- Not permitted

                                                                                                           Sovereign
                                                                                                           U.S.
                                                       Government  High Yield  Intermediate    Sovereign   Gov't      Strategic
                                                       Income      Bond        Maturity Gov't  Bond        Income     Income
------------------------------------------------------------------------------------------------------------------------------------
Investment practices
Borrowing; reverse repurchase agreements
The borrowing of money from banks or
through reverse repurchase agreements.
Leverage, credit risks.                                33.3        33.3        33.3            33.3        33.3       33

Covered mortgage dollar roll
transactions The sale of mortgage-backed
securities with the commitment to buy
back similar securities at a future
date. Credit, interest rate, leverage,
market, opportunity risks.                                *           *           *               *           *        *

Repurchase agreements The purchase of a
security that must later be sold back to
the issuer at the same price plus
interest. Credit risk.                                    *           *           *               *           *        *

Securities lending The lending of
securities to financial institutions,
which provide cash or government
securities as collateral. Credit risk.                   30          30        33.3            33.3          30      33.3

Short-term trading Selling a security
soon after purchase. A portfolio
engaging in short-term trading will have
higher turnover and transaction
expenses. Market risk.                                    *           *           *               *           *        *

When-issued securities and forward
commitments The purchase or sale of
securities for delivery at a future
date; market value may change before
delivery. Market, opportunity, leverage
risks.                                                    *           *           *               *           *        *

-----------------------------------------------------------------------------------------------------------------------------------
Conventional securities

Brady bonds Dollar-denominated
securities issued to refinance foreign
government bank loans and other debt.
Credit, interest rate, market, political
risks.                                                   10        o(1)         --              25          --       o(1)

Foreign debt securities Debt securities
issued by foreign governments or
companies. Credit, currency, interest
rate, market, political risks.                           20        *(1)         --              25          --       *(1)

In-kind, delayed and zero coupon debt
securities Securities offering non-cash
or delayed-cash payment. Their prices
are typically more volatile than those
of conventional debt securities. Credit,
interest rate, market risks.                              *           *           *               *           *        *

Restricted and illiquid securities
Securities not traded on the open
market. May include illiquid Rule 144A
securities. Liquidity, valuation, market
risks.                                                   10          10          15              15          15       15

-----------------------------------------------------------------------------------------------------------------------------------
Unleveraged derivative securities

Asset-backed securities Securities
backed by unsecured debt, such as credit
card debt; these securities are often
guaranteed or over-collateralized to
enhance their credit quality. Credit,
interest rate risks.                                     20           *          20               *          35        *


Mortgage-backed securities Securities
backed by pools of mortgages, including
passthrough certificates, PACs, TACs and
other senior classes of collateralized
mortgage obligations (CMOs). Credit,
extension, prepayment, liquidity,
interest rate risks.                                      *           *           *               *           *        *


Participation interests Securities
representing an interest in another
security or in bank loans. Credit,
interest rate, liquidity, valuation
risks.                                                   --        10(2)         --            15(2)         --     15(2)

Rights and warrants Securities offering
the right, or involving the promise, to
buy or sell certain securities at a
future date. Market risk.                                 5           5           5               5          --        5


(1) No more than 25% of the fund's assets will be invested in government securities of any one foreign country.
(2) Part of the 10% or 15% limitation on illiquid securities.


28  FUND DETAILS

--------------------------------------------------------------------------------
 Higher-risk securities and practices (cont'd)
--------------------------------------------------------------------------------

                                                                                                           Sovereign
                                                                                                           U.S.
                                                       Government  High Yield  Intermediate    Sovereign   Gov't      Strategic
                                                       Income      Bond        Maturity Gov't  Bond        Income     Income
------------------------------------------------------------------------------------------------------------------------------------

Leveraged derivative securities
Currency contracts Contracts involving
the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

o Hedged. Currency, hedged leverage,
  correlation, liquidity, opportunity
  risks.                                                 --           *          --              --          --        *
o Speculative. Currency, speculative
  leverage, liquidity risks.                             --          --          --              --          --        o

Financial futures and options;
securities and index options Contracts
involving the right or obligation to
deliver or receive assets or money
depending on the performance of one or
more assets or an economic index.

o Futures and related options. Interest
  rate, currency, market, hedged or
  speculative leverage, correlation,
  liquidity, opportunity risks.                           *           *          --               *           *        *
o Options on securities and indices.
  Interest rate, currency, market,
  hedged or speculative leverage,
  correlation, liquidity, credit,
  opportunity risks.                                      *           *          --               o           *        o

Structured securities Indexed and/or
  leveraged mortgage-backed and other
  debt securities, including
  principal-only and interest-only
  securities, leveraged floating rate
  securities, and others. These
  securities tend to be highly sensitive
  to interest rate movements and their
  performance may not correlate to such
  movements in a conventional fashion.
  Credit, interest rate, extension,
  prepayment, market, speculative
  leverage, liquidity, valuation risks.                   *           *           *               *           *        *

Swaps, caps, floors, collars OTC
contracts involving the right or
obligation to receive or make payments
based on two different income streams.
Correlation, credit, currency,
interest rate, hedged or speculative
leverage, liquidity, valuation risks.                     o           o           o               o           o        o

--------------------------------------------------------------------------------
 Analysis of funds with 5% or more in junk bonds(1)
--------------------------------------------------------------------------------

                Quality rating
                (S&P/Moody's)(2)   High Yield Bond Fund    Sovereign Bond Fund     Strategic Income Fund
--------------------------------------------------------------------------------------------------------
Investment-     AAA/Aaa            2.1%                    31.4%                   26.1%
Grade           AA/Aa              0.3%                     8.6%                    7.0%
Bonds           A/A                0.1%                    19.3%                    0.0%
                BBB/Baa            0.2%                    13.1%                    3.3%
--------------------------------------------------------------------------------------------------------
Junk            BB/Ba              8.2%                    14.0%                   12.2%
Bonds           B/B               67.2%                     8.4%                   40.8%
                CCC/Caa            6.3%                     0.0%                    1.6%
                CC/Ca              0.0%                     0.0%                    0.0%
                C/C                0.0%                     0.0%                    0.0%
                D                  0.2%                     0.0%                    0.3%




                % of
                portfolio
                in bonds          84.6%                    94.8%                   91.3%

o Rated by Standard & Poor's or Moody's    Rated by the adviser

(1) Average weighted quality distribution for the most recent fiscal year.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


                                                                FUND DETAILS  29

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

To request a free copy of the current annual/semiannual report or the SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713

Internet: www.jhancock.com/funds


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